Loan (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 28, 2012	Dec. 31, 2012	Jul. 02, 2012	Apr. 30, 2012	Apr. 02, 2012	May 10, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jun. 21, 2011 Silicon Valley Bank [Member]	Dec. 31, 2012 Facility A [Member] item	Jun. 21, 2011 Facility A [Member]	Dec. 31, 2012 Facility B [Member] item	Jun. 21, 2011 Facility B [Member]
Line of credit facility, maximum borrowing capacity								$ 30,000		$ 25,000		$ 5,000
Number of monthly installments									36		1
Prime interest rate, applicable period		3 months							3 months		3 months
LIBOR plus interest rate					5.85%					4.75%		4.50%
Loan modification, early repayment	5,500		2,222	5,000
Accounts receivable balance		15,000
Fixed rate		7.00%
Loan collateral amount	3,000
Restricted balance applied towards the credit line							1,500
Amended repayments of lines of credit						$ 2,150